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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2010 through April 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                  Pioneer Equity
                  Income Fund

--------------------------------------------------------------------------------
                  Semiannual Report | April 30, 2011
--------------------------------------------------------------------------------



Ticker Symbols:
Class A   PEQIX
Class B   PBEQX
Class C   PCEQX
Class R   PQIRX
Class Y   PYEQX
Class Z   PEZQX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                16
Schedule of Investments                        18
Financial Statements                           26
Notes to Financial Statements                  36
Approval of Investment Advisory Agreement      43
Trustees, Officers and Service Providers       47



                   Pioneer Equity Income Fund | Semiannual Report | 4/30/11    1

President's Letter


Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/11    3

Portfolio Management Discussion | 4/30/11

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the six-month period ended April 30, 2011, and Pioneer Equity Income Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q  How did the Fund perform over the six months ended April 30, 2011?

A Over the six months ended April 30, 2011, Pioneer Equity Income Fund Class A shares returned 17.84% at net asset value, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 17.29%. Over the same period, the average return of the 287 mutual funds in Lipper's Equity Income Funds category was 15.56%.

Q How would you describe the markets for equities over the six months ended April 30, 2011, particularly for the types of equities deemed appropriate for the Fund?

A It was a generally very strong period for stocks. Supported by earnings increases and improved economic conditions, stock prices trended higher throughout the six-month period. There were setbacks -- from an earthquake and tsunami in Japan, leading to parts shortages in the technology and automotive industries, and political upheaval in the Middle East, contributing to a spike in oil prices; but on the whole investors managed to look through the near-term difficulties and focus on a longer-term picture of encouraging business conditions. Though the economic expansion continued to be slow and unemployment remained high during the period, the direction of most economic indicators was positive and business as well as consumer sentiment improved. As capacity utilization in particular increased, businesses undertook more capital spending and also looked to make acquisitions. Strong cash flows led to higher dividend payments, and we also saw larger share-repurchase activity.

   One concern must certainly be cost increases, both of raw materials and labor. Opinion on whether there is inflation risk continues to be mixed, but unquestionably there are beginning to be pressures on corporate profit margins from the higher costs. There also persist some bigger issues about which investors are understandably concerned, principally the instability of the European monetary system and the high federal budget deficit in the United States. Truly, in investing, the coast is never clear, the sailing is never smooth, the stage is never shadowless.


4    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Q The Fund's Class A shares showed a strong return over the six months ended April 30, 2011, outpacing the return for the Fund's benchmark, the Russell Index. What were the main reasons for that?

A Our sector allocations were the main contributors to the Fund's positive relative performance. The Fund was significantly underweight the below-average-performing financials sector, and overweight the above-average-performing industrials and materials sectors. Except in health care, where the Fund's stock holdings performed more poorly than average for the sector, our stock selections for the most part were also positive contributors to relative performance. Among the Fund's notably successful stocks during the period were: Marathon Oil, which announced a major restructuring; Gorman-Rupp, which has seen a good uptick in its waste-water pump business with all of the floods and heavy rains of these past months; and Helmerich & Payne, whose land drilling rigs have been much in demand by oil and gas exploration and development firms during this period of high energy prices.

   As noted above, some the Fund's holdings in health care underperformed the overall sector during the six-month period. Within health care, one notable underperformer held in the Fund's portfolio was Abbott Laboratories. In its nutritional division, the company had a costly recall in its infant-formula business, and within its pharmaceutical operations Abbott saw some slowing in the rate of growth for its important arthritis drug, Humira.

Q Could you please discuss any changes you have made to the Fund's portfolio during the six months ended April 30, 2011.

A We added ten positions to the Fund's portfolio and liquidated nine during the six-month period. Ecolab, a supplier of industrial and commercial cleaning chemicals, is a beneficiary of higher plant utilization. Campbell Soup, the food-processing company, is under way with another strategic review. The company has always been quite profitable; what has been needed is a sound plan for growth. Becton Dickinson is a leading, worldwide supplier of hospital supplies and medical devices, well positioned to address demand for better-quality health care. Likewise, Smith & Nephew is prominent as a producer of orthopedic implants and surgical supplies. PNC Financial
   Services appears to be one of the stronger regional banks to emerge from the subprime meltdown of 2007-09. Linear Technology, which makes integrated circuits, is yet another example of the dividend-paying stocks now available in the information technology sector. Finally, we re-arranged the Fund's investments in utilities, buying American Electric Power, Ameren, Consolidated Edison, and American Water Works, while selling Duke Energy and Wisconsin Energy. The overall effect of the changes to the portfolio in that sector was a slight enhancement of income.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/11    5

   We also sold, generally at meaningful profits, Carpenter Technology, Nucor, Illinois Toolworks, PACCAR, Walgreen, JPMorgan Chase, and T. Rowe Price Group. In most cases, the stocks had reached our target prices and we thought there were more reasonable values elsewhere.

Q The Fund typically places an important emphasis on dividend-paying stocks. Would you say that dividends have returned to their pre-financial crisis levels, or is there still room for improvement in dividend payments?

A While there has been a sharp increase in the number of companies raising their dividends over the past two years, we believe that we shall see many more dividend increases over the next couple of years as the economy continues to grow. In the financials sector, where the dividend cuts were among the most significant during the time of crisis, we are starting to see more generous payments; and particularly in that sector we believe that there is much potential for further dividend enhancement. In fact, in a recent press release, Standard & Poor's said that there could even be a second round of dividend increases by the financials later this year or early next year. The extension of the favorable federal tax treatment for qualified dividends through this year and next may also tend to incline companies towards raising dividends.

Q  What is your outlook for the remainder of 2011?

A Though we remain constructive on the economy, some investors have become more cautious in recent months and have adopted a more "defensive" posture. That repositioning is apparent in the better relative performance of late of some of the sectors traditionally regarded as more conservative from the point of view of valuation, and more resilient in regard to earnings and cash-flow stability, including health care, utilities, and consumer staples. At the same time, there has been some "correction" in the prices of stocks judged to be more economically sensitive or cyclically exposed. Fortunately, the Pioneer Equity Income Fund's portfolio is always diversified, and so we have a mix of companies, including some with more "steady Eddie" characteristics and others with businesses that do rise and fall to an extent with the general level of industrial activity and consumer spending. What unites all of the Fund's holdings, however, is the emphasis on dividend payments, and that usually means that the companies, even if cyclical, have enough predictability in their operations that their managements can plan ahead financially and pay attention to the needs of their shareholders for long-term returns. In the months ahead, we shall most likely make occasional changes in the Fund's portfolio, but rather than introducing the changes because of some overarching, macroeconomic view, we shall instead be buying or selling stocks on the basis of our individual-company analysis. That has been our long-standing practice.

   Thank you as always for your support.

6    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/11    7

Portfolio Summary | 4/30/11

Portfolio Diversification

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                             92.4%
Temporary Cash Investments                      6.1%
International Common Stocks                     0.9%
Depositary Receipts for International Stocks    0.6%



Sector Distribution
--------------------------------------------------------------------------------

(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                      14.9%
Energy                                          12.8%
Industrials                                     11.6%
Consumer Staples                                11.5%
Utilities                                       11.2%
Health Care                                      9.2%
Consumer  Discretionary                          9.0%
Materials                                        8.6%
Information Technology                           7.5%
Telecommunication Services                       3.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Gorman-Rupp Co.                              3.68%
--------------------------------------------------------------------------------
    2.    Johnson Controls, Inc.                       3.21
--------------------------------------------------------------------------------
    3.    Valspar Corp.                                3.19
--------------------------------------------------------------------------------
    4.    H.J. Heinz Co., Inc.                         2.69
--------------------------------------------------------------------------------
    5.    Marathon Oil Corp.                           2.64
--------------------------------------------------------------------------------
    6.    Chubb Corp.                                  2.41
--------------------------------------------------------------------------------
    7.    Compass Minerals International, Inc.         2.38
--------------------------------------------------------------------------------
    8.    NSTAR                                        2.21
--------------------------------------------------------------------------------
    9.    EQT Corp.                                    2.18
--------------------------------------------------------------------------------
   10.    Hershey Foods Corp.                          1.94
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Prices and Distributions | 4/30/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                    4/30/11               10/31/10
--------------------------------------------------------------------------------
       A                       $ 27.97               $ 23.92
--------------------------------------------------------------------------------
       B                       $ 27.79               $ 23.77
--------------------------------------------------------------------------------
       C                       $ 27.67               $ 23.66
--------------------------------------------------------------------------------
       R                       $ 28.23               $ 24.14
--------------------------------------------------------------------------------
       Y                       $ 28.17               $ 24.09
--------------------------------------------------------------------------------
       Z                       $ 28.00               $ 23.95
--------------------------------------------------------------------------------

Distributions per Share: 11/1/10-4/30/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Net
                   Investment           Short-Term           Long-Term
      Class          Income          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.2025             $ --                 $ --
--------------------------------------------------------------------------------
       B            $ 0.0713             $ --                 $ --
--------------------------------------------------------------------------------
       C            $ 0.1070             $ --                 $ --
--------------------------------------------------------------------------------
       R            $ 0.1766             $ --                 $ --
--------------------------------------------------------------------------------
       Y            $ 0.2596             $ --                 $ --
--------------------------------------------------------------------------------
       Z            $ 0.2570             $ --                 $ --
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 10-15.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/11    9

Performance Update | 4/30/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.


                         Average Annual Total Returns
                           (As of April 30, 2011)
--------------------------------------------------------------------------------
                                        Net Asset     Public Offering
Period                                  Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 10 Years                                  4.29%           3.68%
 5 Years                                   3.16            1.95
 1 Year                                   21.86           14.87
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           1.19%           1.19%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Equity          Russell 1000
            Income Fund             Value Index
            -----------             -----------
4/01            9424                   10000
                8984                    9609
4/03            7485                    8359
                9268                   10554
4/05           10631                   12024
               12280                   14225
4/07           14890                   16806
               13771                   15299
4/09            8785                    9300
               11774                   13232
4/11           14348                   15249


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Performance Update | 4/30/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


                       Average Annual Total Returns
                          (As of April 30, 2011)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    3.38%          3.38%
 5 Years                                     2.22           2.22
 1 Year                                     20.66          16.66
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             2.17%          2.17%
--------------------------------------------------------------------------------



[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Equity          Russell 1000
            Income Fund             Value Index
            -----------             -----------
4/01           10000                   10000
                9459                    9609
4/03            7818                    8359
                9599                   10554
4/05           10913                   12024
               12496                   14225
4/07           15021                   16806
               13775                   15299
4/09            8706                    9300
               11559                   13232
4/11           13947                   15249

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    11

Performance Update | 4/30/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


                          Average Annual Total Returns
                             (As of April 30, 2011)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    3.47%          3.47%
 5 Years                                     2.37           2.37
 1 Year                                     20.94          20.94
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             1.96%          1.96%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Equity          Russell 1000
            Income Fund             Value Index
            -----------             -----------
4/01           10000                   10000
                9450                    9609
4/03            7810                    8359
                9591                   10554
4/05           10914                   12024
               12506                   14225
4/07           15047                   16806
               13812                   15299
4/09            8740                    9300
               11625                   13232
4/11           14060                   15249

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Performance Update | 4/30/11                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


                       Average Annual Total Returns
                          (As of April 30, 2011)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    4.04%          4.04%
 5 Years                                     2.95           2.95
 1 Year                                     21.54          21.54
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             1.44%          1.44%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Equity          Russell 1000
            Income Fund             Value Index
            -----------             -----------
4/01           10000                   10000
                9486                    9609
4/03            7864                    8359
                9730                   10554
4/05           11146                   12024
               12856                   14225
4/07           15557                   16806
               14363                   15299
4/09            9143                    9300
               12231                   13232
4/11           14866                   15249


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning on April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    13

Performance Update | 4/30/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 Million investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


                       Average Annual Total Returns
                          (As of April 30, 2011)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    4.76%          4.76%
 5 Years                                     3.61           3.61
 1 Year                                     22.42          22.42
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             0.72%          0.72%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

           Pioneer Equity          Russell 1000
            Income Fund             Value Index
            -----------             -----------
4/01           5000000                 5000000
               4787247                 4804620
4/03           4009161                 4179460
               4987105                 5277169
4/05           5746100                 6012011
               6663576                 7112508
4/07           8112130                 8403091
               7529297                 7649279
4/09           4825551                 4650178
               6499385                 6616160
4/11           7956788                 7624257

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Performance Update | 4/30/11                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


                       Average Annual Total Returns
                          (As of April 30, 2011)
--------------------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    4.38%          4.38%
 5 Years                                     3.33           3.33
 1 Year                                     22.31          22.31
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             0.81%          0.81%


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Equity          Russell 1000
            Income Fund             Value Index
            -----------             -----------
4/01           10000                   10000
                9534                    9609
4/03            7943                    8359
                9835                   10554
4/05           11281                   12024
               13031                   14225
4/07           15720                   16806
               14559                   15299
4/09            9320                    9300
               12550                   13232
4/11           15350                   15249


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for Class Z shares for periods prior to the inception of Class Z shares on July 6, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through March 1, 2012, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2010 through April 30, 2011.


---------------------------------------------------------------------------------------------------------------------------
 Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 11/1/10
---------------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $ 1,178.40       $ 1,172.40       $ 1,174.30       $ 1,177.30       $ 1,180.90       $ 1,180.60
 (after expenses)
 on 4/30/11
---------------------------------------------------------------------------------------------------------------------------
 Expenses Paid              $     6.27       $    11.47       $    10.30       $     7.61       $     4.11       $     4.22
 During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.13%, 1.91%, 1.41%, 0.76%, and 0.78% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2010 through April 30, 2011.


---------------------------------------------------------------------------------------------------------------------------
 Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 11/1/10
---------------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $ 1,019.04       $ 1,014.23       $ 1,015.32       $ 1,017.80       $ 1,021.03       $ 1,020.93
 (after expenses)
 on 4/30/11
---------------------------------------------------------------------------------------------------------------------------
 Expenses Paid              $     5.81       $    10.64       $     9.54       $     7.05       $     3.81       $     3.91
 During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.13%, 1.91%, 1.41%, 0.76%, and 0.78% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    17

Schedule of Investments | 4/30/11 (unaudited)


-------------------------------------------------------------------------------------
 Shares                                                                  Value
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               ENERGY -- 12.8%
               Integrated Oil & Gas -- 7.8%
   176,400     Chevron Corp.                                           $   19,305,216
   201,160     ConocoPhillips                                              15,877,559
   524,800     Marathon Oil Corp.                                          28,360,192
   471,700     QEP Resources, Inc.                                         20,155,741
                                                                       --------------
                                                                       $   83,698,708
-------------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.5%
   242,300     Helmerich & Payne, Inc. (b)                             $   16,074,182
-------------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.2%
   445,800     EQT Corp. (b)                                           $   23,453,538
-------------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.3%
   496,100     Spectra Energy Corp.                                    $   14,406,744
                                                                       --------------
               Total Energy                                            $  137,633,172
-------------------------------------------------------------------------------------
               MATERIALS -- 8.6%
               Diversified Chemical -- 1.7%
   330,800     E.I. du Pont de Nemours and Co.                         $   18,786,132
-------------------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.4%
   261,600     Compass Minerals International, Inc.                    $   25,534,776
-------------------------------------------------------------------------------------
               Paper Packaging -- 0.6%
   193,800     Sonoco Products Co. (b)                                 $    6,697,728
-------------------------------------------------------------------------------------
               Specialty Chemicals -- 3.9%
   145,400     Ecolab, Inc.                                            $    7,671,304
   872,100     Valspar Corp. (b)                                           34,282,251
                                                                       --------------
                                                                       $   41,953,555
                                                                       --------------
               Total Materials                                         $   92,972,191
-------------------------------------------------------------------------------------
               CAPITAL GOODS -- 9.6%
               Aerospace & Defense -- 1.0%
    54,200     Lockheed Martin Corp.                                   $    4,295,350
   103,900     Northrop Grumman Corp.*                                      6,609,079
                                                                       --------------
                                                                       $   10,904,429
-------------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 1.0%
   290,700     Trinity Industries, Inc. (b)                            $   10,523,340
-------------------------------------------------------------------------------------
               Electrical Components & Equipment -- 1.6%
   290,700     Emerson Electric Co.                                    $   17,662,932
-------------------------------------------------------------------------------------
               Industrial Machinery -- 6.0%
   977,075     Gorman-Rupp Co.+(b)                                     $   39,522,684
   193,800     Snap-On, Inc.                                               11,971,026
   237,400     The Timken Co.                                              13,386,986
                                                                       --------------
                                                                       $   64,880,696
                                                                       --------------
               Total Capital Goods                                     $  103,971,397
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

----------------------------------------------------------------------------
 Shares                                                         Value
----------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.8%
               Office Services & Supplies -- 0.8%
   218,000     Mine Safety Appliances Co. (b)                 $    8,650,240
                                                              --------------
               Total Commercial Services & Supplies           $    8,650,240
----------------------------------------------------------------------------
               TRANSPORTATION -- 1.1%
               Railroads -- 1.1%
    80,500     CSX Corp.                                      $    6,334,545
    77,900     Norfolk Southern Corp.                              5,817,572
                                                              --------------
                                                              $   12,152,117
                                                              --------------
               Total Transportation                           $   12,152,117
----------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 3.2%
               Auto Parts & Equipment -- 3.2%
   840,000     Johnson Controls, Inc.                         $   34,440,000
                                                              --------------
               Total Automobiles & Components                 $   34,440,000
----------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.5%
               Apparel, Accessories & Luxury Goods -- 1.5%
   164,700     VF Corp. (b)                                   $   16,562,232
                                                              --------------
               Total Consumer Durables & Apparel              $   16,562,232
----------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.3%
               Leisure Facilities -- 1.3%
   721,917     Cedar Fair LP (b)                              $   13,716,423
                                                              --------------
               Total Consumer Services                        $   13,716,423
----------------------------------------------------------------------------
               MEDIA -- 0.6%
               Publishing -- 0.6%
   193,800     Reed Elsevier Plc (A.D.R.) (b)                 $    6,891,528
                                                              --------------
               Total Media                                    $    6,891,528
----------------------------------------------------------------------------
               RETAILING -- 2.3%
               Distributors -- 1.4%
   271,300     Genuine Parts Co. (b)                          $   14,568,810
----------------------------------------------------------------------------
               Home Improvement Retail -- 0.9%
   387,600     Lowe's Companies, Inc.                         $   10,174,500
                                                              --------------
               Total Retailing                                $   24,743,310
----------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 0.8%
               Food Distributors -- 0.8%
   290,700     Sysco Corp.                                    $    8,404,137
                                                              --------------
               Total Food & Drug Retailing                    $    8,404,137
----------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 8.3%
               Packaged Foods & Meats -- 8.3%
   150,000     Campbell Soup Co. (b)                          $    5,038,500
   319,800     General Mills, Inc.                                12,337,884
   564,550     H.J. Heinz Co., Inc.                               28,921,897
   361,400     Hershey Foods Corp. (b)                            20,856,394

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    19

-------------------------------------------------------------------------
 Shares                                                      Value
-------------------------------------------------------------------------
               Packaged Foods & Meats -- (continued)
   833,000     Sara Lee Corp.                              $   15,993,600
    80,400     The J.M. Smucker Co.                             6,035,628
                                                           --------------
                                                           $   89,183,903
                                                           --------------
               Total Food, Beverage & Tobacco              $   89,183,903
-------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.4%
               Household Products -- 2.4%
   178,100     Clorox Co. (b)                              $   12,406,446
   160,757     Colgate-Palmolive Co.                           13,559,853
                                                           --------------
                                                           $   25,966,299
                                                           --------------
               Total Household & Personal Products         $   25,966,299
-------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 3.3%
               Health Care Equipment -- 3.3%
   239,800     Baxter International, Inc.                  $   13,644,620
   145,400     Becton, Dickinson & Co.                         12,495,676
   905,000     Smith & Nephew Plc                               9,943,376
                                                           --------------
                                                           $   36,083,672
                                                           --------------
               Total Health Care Equipment & Services      $   36,083,672
-------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 5.8%
               Pharmaceuticals -- 5.8%
   297,100     Abbott Laboratories, Inc.                   $   15,461,084
   522,800     Bristol-Myers Squibb Co.                        14,690,680
   252,400     Eli Lilly & Co.                                  9,341,324
   361,405     Merck & Co., Inc.                               12,992,510
   484,500     Pfizer, Inc.                                    10,155,120
                                                           --------------
                                                           $   62,640,718
                                                           --------------
               Total Pharmaceuticals & Biotechnology       $   62,640,718
-------------------------------------------------------------------------
               BANKS -- 5.2%
               Diversified Banks -- 2.6%
   726,800     U.S. Bancorp                                $   18,765,976
   310,100     Wells Fargo & Co.                                9,027,011
                                                           --------------
                                                           $   27,792,987
-------------------------------------------------------------------------
               Regional Banks -- 2.2%
   176,000     PNC Bank Corp.                              $   10,971,840
   436,100     SunTrust Banks, Inc.                            12,293,659
                                                           --------------
                                                           $   23,265,499
-------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 0.4%
   242,300     New York Community Bancorp, Inc. (b)        $    4,022,180
                                                           --------------
               Total Banks                                 $   55,080,666
-------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.5%
               Asset Management & Custody Banks -- 1.6%
   164,700     Northern Trust Corp.                        $    8,233,353
   324,200     The Bank of New York Mellon Corp.                9,388,832
                                                           --------------
                                                           $   17,622,185
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

----------------------------------------------------------------------------------
 Shares                                                               Value
----------------------------------------------------------------------------------
               Consumer Finance -- 0.9%
   193,800     American Express Co.                                 $    9,511,704
                                                                    --------------
               Total Diversified Financials                         $   27,133,889
----------------------------------------------------------------------------------
               INSURANCE -- 5.5%
               Life & Health Insurance -- 1.2%
   221,700     Aflac, Inc.                                          $   12,457,323
----------------------------------------------------------------------------------
               Property & Casualty Insurance -- 4.3%
   397,500     Chubb Corp.                                          $   25,913,025
   247,100     Cincinnati Financial Corp. (b)                            7,828,128
   203,500     The Travelers Companies, Inc.                            12,877,480
                                                                    --------------
                                                                    $   46,618,633
                                                                    --------------
               Total Insurance                                      $   59,075,956
----------------------------------------------------------------------------------
               REAL ESTATE -- 1.7%
               Office Real Estate Investment Trusts -- 0.7%
    96,900     Alexandria Real Estate Equities, Inc. (b)            $    7,960,335
----------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 1.0%
   242,300     Nationwide Health Properties, Inc.                   $   10,612,740
                                                                    --------------
               Total Real Estate                                    $   18,573,075
----------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 0.5%
               Data Processing & Outsourced Services -- 0.5%
    96,900     Automatic Data Processing, Inc.                      $    5,266,515
                                                                    --------------
               Total Software & Services                            $    5,266,515
----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 0.6%
               Computer Hardware -- 0.6%
   164,700     Hewlett-Packard Co.                                  $    6,648,939
                                                                    --------------
               Total Technology Hardware & Equipment                $    6,648,939
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 6.4%
               Semiconductor Equipment -- 0.4%
   290,700     Applied Materials, Inc.                              $    4,561,083
----------------------------------------------------------------------------------
               Semiconductors -- 6.0%
   397,600     Analog Devices, Inc.                                 $   16,027,254
   426,400     Intel Corp.                                               9,888,216
   170,000     Linear Technology Corp.*                                  5,916,000
   484,500     Microchip Technology, Inc. (b)                           19,883,880
   363,200     Xilinx, Inc. (b)                                         12,661,152
                                                                    --------------
                                                                    $   64,376,502
                                                                    --------------
               Total Semiconductors                                 $   68,937,585
----------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 3.6%
               Integrated Telecommunication Services -- 3.6%
   290,700     AT&T Corp.                                           $    9,046,584
   423,500     CenturyLink, Inc.                                        17,270,330
    78,293     Frontier Communications Corp.                               647,483

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    21

--------------------------------------------------------------------------------------
 Shares                                                                   Value
--------------------------------------------------------------------------------------
               Integrated Telecommunication Services --  (continued)
  326,184      Verizon Communications, Inc.                             $   12,323,232
                                                                        --------------
                                                                        $   39,287,629
                                                                        --------------
               Total Telecommunication Services                         $   39,287,629
--------------------------------------------------------------------------------------
               UTILITIES -- 11.1%
               Electric Utilities -- 3.2%
  361,150      American Electric Power Co., Inc.*                       $   13,174,752
  297,800      DPL, Inc. (b)                                                 9,020,362
  319,500      Southern Co.                                                 12,473,280
                                                                        --------------
                                                                        $   34,668,394
--------------------------------------------------------------------------------------
               Gas Utilities -- 3.4%
  380,000      AGL Resources, Inc. (b)                                  $   15,773,800
  126,000      National Fuel Gas Co.                                         9,235,800
  671,700      Questar Corp.                                                11,801,769
                                                                        --------------
                                                                        $   36,811,369
--------------------------------------------------------------------------------------
               Multi-Utilities -- 4.0%
  200,000      Ameren Corp.                                             $    5,862,000
  270,072      Consolidated Edison, Inc.                                    14,076,153
  513,600      NSTAR (b)                                                    23,779,680
                                                                        --------------
                                                                        $   43,717,833
--------------------------------------------------------------------------------------
               Water Utilities -- 0.5%
  175,000      American Water Works Co., Inc.                           $    5,141,500
                                                                        --------------
               Total Utilities                                          $  120,339,096
--------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $706,365,305)                                      $1,074,354,689
--------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Principal
Amount ($)
----------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 6.5%
                Securities Lending Collateral -- 6.5% (c)
                Certificates of Deposit:
  1,815,114     Bank of Nova Scotia, 0.27%, 9/29/11                       $    1,815,114
  1,270,580     BBVA Group NY, 1.11%, 7/26/11                                  1,270,580
  1,815,114     BNP Paribas Bank NY, 0.34%, 5/9/11                             1,815,114
  1,815,114     Canadian Imperial Bank of Commerce NY, 0.22%, 10/3/11          1,815,114
  1,815,114     DnB NOR Bank ASA NY, 0.24%, 6/7/11                             1,815,114
    907,524     National Australia Bank NY, 0.29%, 10/19/11                      907,524
  1,997,020     RaboBank Netherland NV NY, 0.34%, 4/2/12                       1,997,020
  1,089,068     Royal Bank of Canada NY, 0.34%, 12/2/11                        1,089,068
  1,815,114     Skandinav Enskilda Bank NY, 0.38%, 6/7/11                      1,815,114
  1,089,068     SOCGEN NY, 0.28%, 7/14/11                                      1,089,068
    726,046     SOCGEN NY, 0.37%, 6/10/11                                        726,046
    544,534     SOCGEN NY, 0.18%, 5/20/11                                        544,534


The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

---------------------------------------------------------------------------------------
Principal
Amount ($)                                                                 Value
---------------------------------------------------------------------------------------
                Certificates of Deposit -- (continued)
  1,815,114     Svenska NY, 0.28%, 5/12/11                               $    1,815,114
  1,270,583     Svenska NY, 0.20%, 7/19/11                                    1,270,583
  1,815,114     Westpac Banking Corp. NY, 0.34%, 12/6/11                      1,815,114
                                                                         --------------
                                                                         $   21,600,221
---------------------------------------------------------------------------------------
                Commercial Paper:
    726,046     American Honda Finance, 0.34%, 1/11/12                   $      726,046
    726,843     American Honda Finance, 1.06%, 6/20/11                          726,843
    665,419     Australia & New Zealand Banking Group, 0.91%, 8/4/11            665,419
    725,946     BBVLON, 0.55%, 5/9/11                                           725,946
  1,088,973     BBVLON, 0.35%, 5/9/11                                         1,088,973
  1,814,421     BCSFUN, 0.25%, 6/24/11                                        1,814,421
    272,117     BCSFUN, 0.22%, 7/29/11                                          272,117
  1,633,337     CBAPP, 0.26%, 5/23/11                                         1,633,337
  1,844,425     Caterpillar Financial Services Corp., 1.06%, 6/24/11          1,844,425
  1,815,146     Federal Home Loan Bank, 0.27%, 6/1/11                         1,815,146
    181,494     General Electric Capital Corp., 0.39%, 6/6/11                   181,494
  1,451,980     HSBC, 0.25%, 5/11/11                                          1,451,980
    272,524     JPMorgan Chase & Co., 1.06%, 6/13/11                            272,524
  1,633,603     JPMorgan Chase & Co., 0.30%, 5/18/11                          1,633,603
    907,359     NABPP, 0.25%, 6/1/11                                            907,359
  1,451,231     NORDNA, 0.27%, 7/18/11                                        1,451,231
  1,451,365     PARFIN, 0.23%, 7/11/11                                        1,451,365
    726,046     Royal Bank of Canada NY, 0.30%, 4/30/12                         726,046
  1,088,943     SANU, 0.68%, 5/13/11                                          1,088,943
  1,088,008     SANU, 0.68%, 6/17/11                                          1,088,008
    907,008     SANU, 0.68%, 6/1/11                                             907,008
  1,088,994     SEB, 0.19%, 5/13/11                                           1,088,994
    907,529     SOCNAM, 0.37%, 5/3/11                                           907,529
  1,815,114     Toyota Motor Credit Corp., 0.34%, 9/8/11                      1,815,114
    545,060     Wachovia, 0.46%, 3/1/12                                         545,060
    726,321     Wachovia, 0.43%, 10/15/11                                       726,321
    363,282     Wells Fargo & Co., 0.39%, 1/24/12                               363,282
                                                                         --------------
                                                                         $   27,918,534
---------------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
  3,256,387     Barclays Capital Plc, 0.03%, 5/2/11                      $    3,256,387
  3,630,228     Deutsche Bank AG, 0.03, 5/2/11                                3,630,228
  3,630,228     HSBC Bank USA NA, 0.03%, 5/2/11                               3,630,228
  3,630,228     RBS Securities, Inc., 0.04%, 5/2/11                           3,630,228
                                                                         --------------
                                                                         $   14,147,071
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    23

----------------------------------------------------------------------------
 Shares                                                        Value
----------------------------------------------------------------------------
                Money Market Mutual Funds:
  3,267,205     Dreyfus Preferred Money Market Fund           $    3,267,205
  3,267,205     Fidelity Prime Money Market Fund                   3,267,205
                                                              --------------
                                                              $    6,534,410
                                                              --------------
                Total Securities Lending Collateral           $   70,200,236
----------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $70,200,236)                            $   70,200,236
----------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 106.0%
                (Cost $776,565,541) (a)                       $1,144,554,925
----------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (6.0)%        $  (64,638,567)
----------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                    $1,079,916,358
============================================================================

(A.D.R.) American Depositary Receipt


*   Non-income producing security.


+   Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.


(a) At April 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $765,603,841 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $382,985,478
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (4,034,394)
                                                                                    ------------
       Net unrealized gain                                                          $378,951,084
                                                                                    ============

(b)   At April 30, 2011, the following securities were out on loan:

---------------------------------------------------------------------
    Shares         Security                                  Value
---------------------------------------------------------------------
      11,100     AGL Resources, Inc.                       $  460,650
      14,100     Alexandria Real Estate Equities, Inc.      1,159,020
     148,500     Campbell Soup Co.                          4,989,600
      21,600     Cedar Fair LP                                410,400
     114,400     Cincinnati Financial Corp.                 3,626,480
       3,900     Clorox Co.                                   271,830
       5,900     DPL, Inc.                                    178,770
       8,200     EQT Corp.                                    431,320
      32,900     Genuine Parts Co.                          1,766,730
      76,532     Gorman-Rupp Co.+                           3,099,546
       1,700     Helmerich & Payne, Inc.                      112,710
      60,000     Hershey Foods Corp.                        3,462,000
      12,283     Huntington Ingalls Industries, Inc.++        491,320
     479,600     Microchip Technology, Inc.                19,663,600

The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

-----------------------------------------------------------------
    Shares         Security                             Value
-----------------------------------------------------------------
      14,090     Mine Safety Appliances Co.           $   559,373
     187,600     New York Community Bancorp, Inc.       3,114,160
     118,200     NSTAR                                  5,472,660
      45,500     Reed Elsevier Plc (A.D.R.)             1,619,800
       9,200     Sonoco Products Co.                      318,320
       8,100     Trinity Industries, Inc.                 293,220
      62,700     VF Corp.                               6,307,620
      96,600     Valspar Corp.                          3,796,380
     196,900     Xilinx, Inc.                           6,871,810
-----------------------------------------------------------------
                 Total                                $68,477,319
=================================================================

++   Represents a pending sale as of April 30, 2011.

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2011 aggregated $130,273,065 and $130,959,299, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:



-----------------------------------------------------------------------------------------------
                                 Level 1             Level 2         Level 3      Total
-----------------------------------------------------------------------------------------------
 Common Stocks                  $1,074,354,689      $        --        $ --      $1,074,354,689
 Temporary Cash Investments                 --       63,665,826          --          63,665,826
 Money Market Mutual Funds           6,534,410               --          --           6,534,410
-----------------------------------------------------------------------------------------------
 Total                          $1,080,889,099      $63,665,826        $ --      $1,144,554,925
===============================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    25

Statement of Assets and Liabilities | 4/30/11 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $65,377,773) (cost $768,750,384)                  $1,105,032,241
  Investment in securities of affiliated issuers, at value (including securities
   loaned of $3,099,546) (cost $7,815,157)                                               39,522,684
---------------------------------------------------------------------------------------------------
   Total investments in securities, at value (cost $776,565,541)                     $1,144,554,925
  Receivables --
   Investment securities sold                                                               693,767
   Fund shares sold                                                                       5,182,956
   Dividends, interest and foreign taxes withheld                                         1,825,625
  Other                                                                                      58,252
---------------------------------------------------------------------------------------------------
     Total assets                                                                    $1,152,315,525
---------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                           $      988,235
   Upon return of securities loaned                                                      70,200,236
  Due to bank                                                                               904,398
  Due to affiliates                                                                         216,015
  Accrued expenses                                                                           90,283
---------------------------------------------------------------------------------------------------
     Total liabilities                                                               $   72,399,167
---------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                                    $  869,445,848
  Undistributed net investment income                                                    13,816,946
  Accumulated net realized loss on investments                                         (171,338,145)
  Net unrealized gain on investments                                                    367,989,384
  Net unrealized gain on forward foreign currency contracts and other assets and
   liabilities denominated in foreign currencies                                              2,325
---------------------------------------------------------------------------------------------------
     Total net assets                                                                $1,079,916,358
===================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $697,489,662/24,932,626 shares)                                  $        27.97
  Class B (based on $30,023,131/1,080,180 shares)                                    $        27.79
  Class C (based on $77,491,956/2,800,624 shares)                                    $        27.67
  Class R (based on $85,714,276/3,036,344 shares)                                    $        28.23
  Class Y (based on $188,100,865/6,677,975 shares)                                   $        28.17
  Class Z (based on $1,096,468/39,156 shares)                                        $        28.00
MAXIMUM OFFERING PRICE:
  Class A ($27.97 [divided by] 94.25%)                                               $        29.68
===================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Statement of Operations (unaudited)

For the Six Months Ended 4/30/11

INVESTMENT INCOME:
  Dividends                                                      $ 14,084,497
   (including income from affiliated issuers of $206,353)
  Interest                                                             16,873
  Income from securities loaned, net                                   74,035
-----------------------------------------------------------------------------------------------
     Total investment income                                                       $ 14,175,405
-----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                $  2,931,881
  Transfer agent fees and expenses
   Class A                                                            344,539
   Class B                                                             58,595
   Class C                                                             41,796
   Class R                                                              3,893
   Class Y                                                              3,510
   Class Z                                                                318
  Distribution fees
   Class A                                                            792,864
   Class B                                                            156,359
   Class C                                                            355,816
   Class R                                                            185,708
  Shareholder communications expense                                  620,592
  Administrative fees                                                 149,886
  Custodian fees                                                       12,932
  Registration fees                                                    40,131
  Professional fees                                                    37,085
  Printing expense                                                     32,008
  Fees and expenses of nonaffiliated trustees                          14,641
  Miscellaneous                                                        54,302
-----------------------------------------------------------------------------------------------
     Total expenses                                                                $  5,836,856
-----------------------------------------------------------------------------------------------
     Net expenses                                                                  $  5,836,856
-----------------------------------------------------------------------------------------------
       Net investment income                                                       $  8,338,549
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                   $ 49,922,865
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                    (48,870)     $ 49,873,995
-----------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                   $103,340,196
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      2,325      $103,342,521
-----------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                        $153,216,516
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             $161,555,065
===============================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    27

Statements of Changes in Net Assets

For the Six Months Ended 4/30/11 and the Year Ended 10/31/10, respectively

------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                4/30/11             Year Ended
                                                                (unaudited)         10/31/10
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $    8,338,549     $ 16,759,440
Net realized gain on investments and foreign currency
  transactions                                                       49,873,995       13,161,629
Change in net unrealized gain on investments and foreign
  currency transactions                                             103,342,521      134,326,257
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $  161,555,065     $164,247,326
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.20 and $0.40 per share, respectively)             $   (5,050,629)    $(10,749,043)
   Class B ($0.07 and $0.18 per share, respectively)                    (87,122)        (309,193)
   Class C ($0.11 and $0.22 per share, respectively)                   (299,028)        (682,700)
   Class R ($0.18 and $0.35 per share, respectively)                   (505,213)      (1,077,046)
   Class Y ($0.26 and $0.51 per share, respectively)                 (1,641,520)      (2,894,237)
   Class Z ($0.26 and $0.50 per share, respectively)                     (8,093)          (8,093)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                          $   (7,591,605)    $(15,720,312)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $  171,558,012     $169,859,562
Reinvestment of distributions                                         6,315,614       13,101,969
Cost of shares repurchased                                         (174,713,890)    (266,087,513)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from fund
     share transactions                                          $    3,159,736     $(83,125,982)
------------------------------------------------------------------------------------------------
   Net increase in net assets                                    $  157,123,196     $ 65,401,032
NET ASSETS:
Beginning of period                                                 922,793,162      857,392,130
------------------------------------------------------------------------------------------------
End of period                                                    $1,079,916,358     $922,793,162
------------------------------------------------------------------------------------------------
Undistributed net investment income                              $   13,816,946     $ 13,070,002
================================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

-------------------------------------------------------------------------------------------------
                                    '11 Shares      '11 Amount       '10 Shares      '10 Amount
                                    (unaudited)     (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           4,125,001     $107,521,285       4,873,621     $108,355,144
Reinvestment of distributions           179,268        4,672,466         440,507        9,726,523
Less shares repurchased              (4,735,530)    (121,457,099)     (7,940,823)    (175,843,400)
-------------------------------------------------------------------------------------------------
   Net decrease                        (431,261)    $ (9,263,348)     (2,626,695)    $(57,761,733)
=================================================================================================
Class B
Shares sold                              40,715     $  1,049,443          55,270     $  1,209,791
Reinvestment of distributions             3,083           79,525          12,162          266,465
Less shares repurchased                (335,542)      (8,628,592)       (832,631)     (18,239,568)
-------------------------------------------------------------------------------------------------
   Net decrease                        (291,744)    $ (7,499,624)       (765,199)    $(16,763,312)
=================================================================================================
Class C
Shares sold                             287,178     $  7,379,558         286,363     $  6,286,178
Reinvestment of distributions             7,915          203,998          21,035          459,127
Less shares repurchased                (306,427)      (7,843,173)       (929,112)     (20,236,101)
-------------------------------------------------------------------------------------------------
   Net decrease                         (11,334)    $   (259,617)       (621,714)    $(13,490,796)
=================================================================================================
Class R
Shares sold                             561,022     $ 14,613,689         464,387     $ 10,404,925
Reinvestment of distributions            18,689          492,799          46,897        1,045,338
Less shares repurchased                (337,580)      (8,553,345)     (1,090,573)     (24,270,696)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)              242,131     $  6,553,143        (579,289)    $(12,820,433)
=================================================================================================
Class Y
Shares sold                           1,540,289     $ 40,493,495       1,935,058     $ 43,250,835
Reinvestment of distributions            32,684          859,014          71,837        1,598,197
Less shares repurchased              (1,080,520)     (28,187,976)     (1,227,685)     (27,349,275)
-------------------------------------------------------------------------------------------------
   Net increase                         492,453     $ 13,164,533         779,210     $ 17,499,757
=================================================================================================
Class Z
Shares sold                              19,384     $    500,542          15,868     $    352,689
Reinvestment of distributions               297            7,812             285            6,319
Less shares repurchased                  (1,630)         (43,705)         (6,538)        (148,473)
-------------------------------------------------------------------------------------------------
   Net increase                          18,051     $    464,649           9,615     $    210,535
=================================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    29

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended            Year           Year         Year         Year           Year
                                                  4/30/11         Ended          Ended        Ended        Ended          Ended
                                                  (unaudited)     10/31/10       10/31/09     10/31/08     10/31/07       10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                $  23.92       $  20.24       $  21.28      $  33.10    $     33.53   $   29.23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
 operations:
 Net investment income                              $   0.23       $   0.46       $   0.58      $   0.75    $      0.69   $    0.68
 Net realized and unrealized gain (loss)
  on investments                                        4.02           3.63          (1.12)       (10.03)          2.50        5.36
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                       $   4.25       $   4.09       $  (0.54)     $  (9.28)   $      3.19   $    6.04
Distributions to shareowners:
 Net investment income                                 (0.20)         (0.40)         (0.50)        (0.67)         (0.73)      (0.66)
 Net realized gain                                        --             --             --         (1.81)         (2.89)      (1.08)
 Tax return of capital                                    --             --             --         (0.06)            --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $   4.05       $   3.69       $  (1.04)     $ (11.82)   $     (0.43)  $    4.30
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  27.97       $  23.92       $  20.24      $  21.28    $     33.10   $   33.53
====================================================================================================================================
Total return*                                          17.84%         20.36%         (2.30)%      (29.99)%        10.22%      21.61%
Ratio of net expenses to average net assets+            1.16%**        1.19%          1.23%         1.11%          1.03%       1.04%
Ratio of net investment income to average
 net assets+                                            1.74%**        1.93%          2.98%         2.67%          2.27%       2.27%
Portfolio turnover rate                                   27%**          15%            28%           19%            14%         32%
Net assets, end of period (in thousands)            $697,490       $606,693       $566,439      $639,388     $1,063,910    $840,640
Ratios with reduction for fees paid indirectly:
 Net expenses                                           1.16%**        1.19%          1.23%         1.10%          1.02%       1.03%
 Net investment income                                  1.74%**        1.93%          2.98%         2.68%          2.28%       2.28%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

30  Pioneer Equity Income Fund | Semiannual Report | 4/30/11

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year         Year         Year         Year         Year
                                                          4/30/11       Ended        Ended        Ended        Ended        Ended
                                                          (unaudited)   10/31/10     10/31/09     10/31/08     10/31/07     10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 23.77      $ 20.10      $ 21.14      $  32.88     $  33.32    $  29.05
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.20      $  0.38      $  0.51      $   0.57     $   0.51    $   0.47
 Net realized and unrealized gain (loss) on investments       3.89         3.47        (1.23)       (10.02)        2.38        5.26
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  4.09      $  3.85      $ (0.72)     $  (9.45)    $   2.89    $   5.73
Distributions to shareowners:
 Net investment income                                       (0.07)       (0.18)       (0.32)        (0.44)       (0.44)      (0.38)
 Net realized gain                                              --           --           --         (1.81)       (2.89)      (1.08)
 Tax return of capital                                          --           --           --         (0.04)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  4.02      $  3.67      $ (1.04)     $ (11.74)    $  (0.44)   $   4.27
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 27.79      $ 23.77      $ 20.10      $  21.14     $  32.88    $  33.32
====================================================================================================================================
Total return*                                                17.24%       19.23%       (3.26)%      (30.58)%       9.30%      20.55%
Ratio of net expenses to average net assets+                  2.13%**      2.17%        2.20%         1.96%        1.90%       1.91%
Ratio of net investment income to average net assets+         0.81%**      0.98%        2.08%         1.83%        1.42%       1.44%
Portfolio turnover rate                                         27%**        15%          28%           19%          14%         32%
Net assets, end of period (in thousands)                   $30,023      $32,604      $42,950      $ 66,530     $134,618    $155,733
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.13%**      2.17%        2.20%         1.96%        1.89%       1.90%
 Net investment income                                        0.81%**      0.98%        2.08%         1.83%        1.43%       1.45%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/11  31

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year         Year         Year         Year         Year
                                                          4/30/11       Ended        Ended        Ended        Ended        Ended
                                                          (unaudited)   10/31/10     10/31/09     10/31/08     10/31/07     10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 23.66      $ 20.01      $ 21.04      $  32.75     $  33.20    $  28.96
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.13      $  0.32      $  0.47      $   0.55     $   0.46    $   0.45
 Net realized and unrealized gain (loss) on investments       3.99         3.55        (1.16)        (9.94)        2.44        5.29
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  4.12      $  3.87      $ (0.69)     $  (9.39)    $   2.90    $   5.74
Distributions to shareowners:
 Net investment income                                       (0.11)       (0.22)       (0.34)        (0.47)       (0.46)      (0.42)
 Net realized gain                                              --           --           --         (1.81)       (2.89)      (1.08)
 Tax return of capital                                          --           --           --         (0.04)          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  4.01      $  3.65      $ (1.03)     $ (11.71)    $  (0.45)   $   4.24
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 27.67      $ 23.66      $ 20.01      $  21.04     $  32.75    $  33.20
====================================================================================================================================
Total return*                                                17.43%       19.46%       (3.11)%      (30.52)%       9.37%      20.66%
Ratio of net expenses to average net assets+                  1.91%**      1.96%        2.04%         1.87%        1.82%       1.83%
Ratio of net investment income to average net assets+         1.00%**      1.17%        2.21%         1.92%        1.48%       1.49%
Portfolio turnover rate                                         27%**        15%          28%           19%          14%         32%
Net assets, end of period (in thousands)                   $77,492      $66,536      $68,719      $ 88,291     $157,553    $139,915
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.91%**      1.96%        2.04%         1.87%        1.81%       1.82%
 Net investment income                                        1.00%**      1.17%        2.21%         1.92%        1.49%       1.50%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

32  Pioneer Equity Income Fund | Semiannual Report | 4/30/11

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year        Year         Year         Year        Year
                                                          4/30/11       Ended       Ended        Ended        Ended       Ended
                                                          (unaudited)   10/31/10    10/31/09     10/31/08     10/31/07    10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                       $   24.14      $ 20.43     $ 21.45      $  33.34     $ 33.73     $ 29.39
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $    0.17      $  0.44     $  0.49      $   0.68     $  0.54     $  0.51
 Net realized and unrealized gain (loss) on investments         4.10         3.63       (1.07)       (10.09)       2.63        5.51
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $    4.27      $  4.07     $ (0.58)     $  (9.41)    $  3.17     $  6.02
Distributions to shareowners:
 Net investment income                                         (0.18)       (0.35)      (0.44)        (0.62)      (0.67)      (0.60)
 Net realized gain                                                --           --          --         (1.81)      (2.89)      (1.08)
 Tax return of capital                                            --           --          --         (0.05)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    4.09      $  3.72     $ (1.02)     $ (11.89)   $  (0.39)    $  4.34
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   28.23      $ 24.14     $ 20.43      $  21.45    $  33.34     $ 33.73
====================================================================================================================================
Total return*                                                  17.73%       20.03%      (2.50)%      (30.14)%     10.10%      21.41%
Ratio of net expenses to average net assets+                    1.41%**      1.44%       1.44%         1.33%       1.20%       1.23%
Ratio of net investment income to average net assets+           1.49%**      1.68%       2.71%         2.44%       2.07%       2.00%
Portfolio turnover rate                                           27%**        15%         28%           19%         14%         32%
Net assets, end of period (in thousands)                   $  85,714      $67,460     $68,904      $ 64,559    $ 67,239     $26,140
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.41%**      1.44%       1.44%         1.33%       1.19%       1.22%
 Net investment income                                          1.49%**      1.68%       2.71%         2.44%       2.08%       2.01%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/11  33

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended          Year         Year        Year         Year        Year
                                                         4/30/11        Ended        Ended       Ended        Ended       Ended
                                                         (unaudited)    10/31/10     10/31/09    10/31/08     10/31/07    10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $  24.09      $  20.37     $  21.41    $  33.28     $ 33.68     $ 29.35
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.25      $   0.49     $   0.42    $   0.67     $  0.91     $  0.73
 Net realized and unrealized gain (loss) on investments         4.09          3.74        (0.87)      (9.89)       2.42        5.45
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   4.34      $   4.22     $  (0.45)   $  (9.22)    $  3.33     $  6.18
Distributions to shareowners:
 Net investment income                                         (0.26)        (0.51)       (0.59)      (0.77)      (0.84)      (0.77)
 Net realized gain                                                --            --           --       (1.81)      (2.89)      (1.08)
 Tax return of capital                                            --            --           --       (0.07)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   4.08      $   3.71     $  (1.04)   $ (11.87)   $  (0.40)    $  4.33
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  28.17      $  24.09     $  20.37    $ (21.41)   $  33.28     $ 33.68
====================================================================================================================================
Total return*                                                  18.09%        20.98%       (1.85)%    (29.72)%     10.66%      22.10%
Ratio of net expenses to average net assets+                    0.76%**       0.72%        0.75%       0.72%       0.66%       0.65%
Ratio of net investment income to average net assets+           2.14%**       2.38%        3.10%       3.09%       2.66%       2.61%
Portfolio turnover rate                                           27%**         15%          28%         19%         14%         32%
Net assets, end of period (in thousands)                    $188,101      $148,995     $110,148    $ 29,157    $ 11,471     $12,956
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.76%**       0.72%        0.75%       0.72%       0.66%       0.65%
 Net investment income                                          2.14%**       2.38%        3.10%       3.09%       2.66%       2.61%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Equity Income Fund | Semiannual Report | 4/30/11

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended           Year          Year          Year
                                                           4/30/11         Ended         Ended         Ended         7/6/07 (a)
                                                           (unaudited)     10/31/10      10/31/09      10/31/08     to 10/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                         $  23.95       $  20.27      $  21.30      $  33.12      $  34.18
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $   0.10       $   0.38      $   0.45      $   0.80      $   0.24
 Net realized and unrealized gain (loss) on investments          4.21           3.80         (0.91)       ( 9.98)         (1.08)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   4.31       $   4.18      $  (0.46)     $  (9.18)     $   (0.84)
Distributions to shareowners:
 Net investment income                                          (0.26)         (0.50)        (0.57)        (0.76)         (0.22)
 Net realized gain                                                 --             --            --         (1.81)            --
 Tax return of capital                                             --             --            --         (0.07)            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   4.05       $   3.68      $  (1.03)     $ (11.82)     $   (1.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  28.00       $  23.95      $  20.27      $  21.30      $   33.12
====================================================================================================================================
Total return*                                                   18.06%         20.84%        (1.88)%      (29.75)%        (2.46)%(b)
Ratio of net expenses to average net assets+                     0.78%**        0.81%         0.79%         0.76%          0.67%**
Ratio of net investment income to average net assets+            2.07%**        2.25%         3.24%         3.03%          2.26%**
Portfolio turnover rate                                            27%**          15%           28%           19%            14%(b)
Net assets, end of period (in thousands)                     $  1,096       $    505      $    233      $     75      $      97
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.78%**        0.81%         0.95%         0.76%          0.67%**
 Net investment income                                           2.07%**        2.25%         3.08%         3.03%          2.26%**
====================================================================================================================================

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/11  35

Notes to Financial Statements | 4/30/11 (unaudited)


1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares commenced operations on April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


36    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At April 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    37

   Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2010 was as follows:


--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $15,720,312
--------------------------------------------------------------------------------
      Total                                                          $15,720,312
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at October 31, 2010:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                 $      659,959
   Capital loss carryforward                                       (219,763,797)
   Unrealized appreciation                                          275,610,888
--------------------------------------------------------------------------------
      Total                                                      $   56,507,050
================================================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax basis adjustments on partnerships, and REIT holdings.


38    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $38,296 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2011.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    39
   loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the six months ended April 30, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $40,415 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.


40    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

For the six months ended April 30, 2011, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $405,604
 Class B                                                                  13,904
 Class C                                                                  42,869
 Class R                                                                  86,570
 Class Y                                                                  71,535
 Class Z                                                                     110
--------------------------------------------------------------------------------
    Total                                                               $620,592
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $156,762 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2011.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $18,838 in distribution fees payable to PFD at April 30, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    41

Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2011, CDSCs in the amount of $12,678 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2011, the Fund had no borrowings under this agreement.


7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2011:



--------------------------------------------------------------------------------------------------------
                     Beginning                     Corporate      Ending
                     Balance        Purchases      Actions        Balance      Dividend
 Affiliates          (shares)       (shares)       (shares)       (shares)     Income       Value
--------------------------------------------------------------------------------------------------------
 Gorman-Rupp Co.     988,195        --             --             977,075      $206,353     $39,522,684

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


42    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    43

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2010, in the second quintile of its Morningstar category for the three and five year periods ended June 30, 2010, and in the third quintile of its Morningstar category for the ten year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $10 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the impact of the Fund's non-management fee expenses on the Fund's expense ratio.


44    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    45

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


46    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    47

                           This page for your notes.

48    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

                           This page for your notes.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    49

                           This page for your notes.

50    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

                           This page for your notes.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/11    51

                           This page for your notes.

52    Pioneer Equity Income Fund | Semiannual Report | 4/30/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2011

* Print the name and title of each signing officer under his or her signature.